Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,040	$ 46	$ 31,294
Accounts receivable, net (including related party receivable of $16,023 and $21,852 at March 31, 2022 and December 31, 2021, respectively)	26,953	32,800	151,363
Prepaid expenses and other current assets			1,717
Total current assets	27,993	32,846	184,374
Property and equipment, net			685
Total assets	27,993	32,846	185,059
Current liabilities:
Accounts payable	946,244	937,698	726,220
Accrued expenses	1,483,628	1,446,722	1,308,283
Due to Former Parent	501,637	374,473
Current portion of notes payable	206,157	134,153	134,118
Total current liabilities	3,137,666	2,893,046	2,168,621
Notes payable – Long term	60,401	60,401	103,900
Total liabilities	12,421,713	12,161,843	2,272,521
Stockholders’ Deficit
Preferred Series A Stock, Par Value $0.0001, 1,000 shares authorized, 1,000 shares issued and outstanding at March 31, 2022 and December 31, 2021
Common Stock, Par Value $0.0001, 325,000,000 shares authorized, 234,953,286 shares issued and outstanding at March 31, 2022 and December 31, 2021	23,495	23,495
Additional Paid-In Capital	5,857,658	5,857,658
Accumulated Deficit	(18,274,873)	(18,010,150)
Parent’s net investment deficit in Advanced Molecular and Health Technology Solutions Group			(2,087,462)
Total Stockholders’ Deficit	(12,393,720)	(12,128,997)	(2,087,462)
Total Liabilities and Stockholders’ Deficit	27,993	32,846	185,059
Series B Preferred Stock [Member]
Current liabilities:
Total temporary capital	9,086,396	9,086,396
Series C Preferred Stock [Member]
Current liabilities:
Total temporary capital	137,250	$ 122,000
Stockholders’ Deficit
Preferred Series A Stock, Par Value $0.0001, 1,000 shares authorized, 1,000 shares issued and outstanding at March 31, 2022 and December 31, 2021	$ 15,250